                                                                               .
                                                                               .
                                                                               .

                  AIM COUNSELOR SERIES TRUST                                           AIM INTERNATIONAL MUTUAL FUNDS

    AIM Advantage Health Sciences Fund -- Class A, B and C                    AIM Asia Pacific Growth Fund -- Class A, B and C
             Supplement dated May 8, 2006 to the                         AIM European Growth Fund -- Class A, B, C, R and Investor
              Prospectus dated December 20, 2005                           AIM Global Aggressive Growth Fund -- Class A, B and C
     as supplemented January 17, 2006 and April 21, 2006                        AIM Global Growth Fund -- Class A, B and C
                                                                                    Supplement dated May 8, 2006 to the
         AIM Floating Rate Fund-Class A, B1, C and R                                Prospectuses dated February 28, 2006
             Supplement dated May 8, 2006 to the                                       as supplemented April 21, 2006
               Prospectus dated April 14, 2006
                                                                                   AIM International Core Equity Fund --
          AIM Multi-Sector Fund -- Class A, B and C                                    Class A, B, C, R and Investor
             Supplement dated May 8, 2006 to the                           AIM International Growth Fund -- Class A, B, C and R
              Prospectus dated December 20, 2005                                    Supplement dated May 8, 2006 to the
       as supplemented January 17, 2006, April 13, 2006                             Prospectuses dated February 28, 2006
                      and April 21, 2006                                       as supplemented April 21, 2006 and May 1, 2006

       AIM Structured Core Fund -- Class A, B, C and R                                      AIM INVESTMENT FUNDS
      AIM Structured Growth Fund -- Class A, B, C and R
       AIM Structured Value Fund -- Class A, B, C and R                              AIM China Fund -- Class A, B and C
             Supplement dated May 8, 2006 to the                             AIM Enhanced Short Bond Fund -- Class A, C and R
              Prospectuses dated March 31, 2006                               AIM International Bond Fund -- Class A, B and C
                as supplemented April 21, 2006                                       AIM Japan Fund -- Class A, B and C
                                                                                    Supplement dated May 8, 2006 to the
                       AIM EQUITY FUNDS                                              Prospectuses dated March 31, 2006
                                                                                       as supplemented April 21, 2006
               AIM Capital Development Fund --
                Class A, B, C, R and Investor                                 AIM Developing Markets Fund -- Class A, B and C
           AIM Charter Fund -- Class A, B, C and R                       AIM Global Health Care Fund -- Class A, B, C and Investor
        AIM Constellation Fund -- Class A, B, C and R                         AIM Trimark Endeavor Fund -- Class A, B, C and R
              AIM Diversified Dividend Fund --                                    AIM Trimark Fund -- Class A, B, C and R
                Class A, B, C, R and Investor                                       Supplement dated May 8, 2006 to the
              AIM Large Cap Basic Value Fund --                                     Prospectuses dated February 28, 2006
                Class A, B, C, R and Investor                                          as supplemented April 21, 2006
  AIM Large Cap Growth Fund -- Class A, B, C, R and Investor
             Supplement dated May 8, 2006 to the                          AIM Trimark Small Companies Fund -- Class A, B, C and R
             Prospectuses dated February 28, 2006                                   Supplement dated May 8, 2006 to the
                as supplemented April 21, 2006                                       Prospectus dated February 28, 2006
                                                                             as supplemented March 24, 2006 and April 21, 2006
                       AIM FUNDS GROUP
                                                                                      AIM INVESTMENT SECURITIES FUNDS
     AIM European Small Company Fund -- Class A, B and C
          AIM Global Value Fund -- Class A, B and C                          AIM Global Real Estate Fund -- Class A, B, C and R
   AIM International Small Company Fund -- Class A, B and C                   AIM Money Market Fund -- AIM Cash Reserve Shares,
     AIM Mid Cap Basic Value Fund -- Class A, B, C and R                                 Class B, C, R and Investor
          AIM Select Equity Fund -- Class A, B and C                       AIM Real Estate Fund -- Class A, B, C, R and Investor
       AIM Small Cap Equity Fund -- Class A, B, C and R                             Supplement dated May 8, 2006 to the
             Supplement dated May 8, 2006 to the                                    Prospectuses dated October 25, 2005
              Prospectuses dated April 24, 2006                                       as supplemented December 8, 2005
                                                                                             and April 21, 2006
   AIM Basic Balanced Fund -- Class A, B, C, R and Investor
             Supplement dated May 8, 2006 to the                             AIM High Yield Fund -- Class A, B, C and Investor
               Prospectus dated April 24, 2006                                      AIM Intermediate Government Fund --
                 as supplemented May 1, 2006                                           Class A, B, C, R and Investor
                                                                           AIM Limited Maturity Treasury Fund -- Class A and A3
                      AIM GROWTH SERIES                                    AIM Municipal Bond Fund -- Class A, B, C and Investor
                                                                                    Supplement dated May 8, 2006 to the
         AIM Basic Value Fund -- Class A, B, C and R                                Prospectuses dated October 25, 2005
   AIM Conservative Allocation Fund -- Class A, B, C and R                    as supplemented December 8, 2005, March 31, 2006
        AIM Global Equity Fund -- Class A, B, C and R                                        and April 21, 2006
      AIM Growth Allocation Fund -- Class A, B, C and R
      AIM Income Allocation Fund -- Class A, B, C and R                       AIM Income Fund -- Class A, B, C, R and Investor
   AIM International Allocation Fund -- Class A, B, C and R                  AIM Total Return Bond Fund -- Class A, B, C and R
     AIM Mid Cap Core Equity Fund -- Class A, B, C and R                            Supplement dated May 8, 2006 to the
     AIM Moderate Allocation Fund -- Class A, B, C and R                            Prospectuses dated October 25, 2005
  AIM Moderate Growth Allocation Fund -- Class A, B, C and R                 as supplemented December 8, 2005, March 31, 2006,
       AIM Moderately Conservative Allocation Fund --                                 April 21, 2006 and May 1, 2006
                     Class A, B, C and R
 AIM Small Cap Growth Fund -- Class A, B, C, R and Investor
             Supplement dated May 8, 2006 to the
              Prospectuses dated April 24, 2006

         AIM Short Term Bond Fund -- Class A, C and R                               AIM SUMMIT FUND -- Class A, B and C
             Supplement dated May 8, 2006 to the                                    Supplement dated May 8, 2006 to the
              Prospectus dated October 25, 2005                                      Prospectus dated February 28, 2006
     as supplemented December 8, 2005, February 3, 2006,                               as supplemented April 21, 2006
              March 31, 2006 and April 21, 2006
                                                                                            AIM TAX-EXEMPT FUNDS
                       AIM SECTOR FUNDS
                                                                             AIM High Income Municipal Fund -- Class A, B and C
        AIM Energy Fund -- Class A, B, C and Investor                               Supplement dated May 8, 2006 to the
  AIM Financial Services Fund -- Class A, B, C and Investor                            Prospectus dated July 29, 2005
 AIM Gold & Precious Metals Fund -- Class A, B, C and Investor                         as revised April 13, 2006 and
      AIM Leisure Fund -- Class A, B, C, R and Investor                                as supplemented April 21, 2006
      AIM Technology Fund -- Class A, B, C and Investor
       AIM Utilities Fund -- Class A, B, C and Investor                       AIM Tax-Exempt Cash Fund -- Class A and Investor
             Supplement dated May 8, 2006 to the                                    Supplement dated May 8, 2006 to the
              Prospectus dated October 25, 2005                                        Prospectus dated July 29, 2005
       as supplemented December 8, 2005, March 31, 2006                              as supplemented December 8, 2005,
              April 13, 2006 and April 21, 2006                                     December 23, 2005 and April 21, 2006

               AIM SPECIAL OPPORTUNITIES FUNDS                                AIM Tax-Free Intermediate Fund -- Class A and A3
                                                                                    Supplement dated May 8, 2006 to the
         AIM Opportunities I Fund -- Class A, B and C                                  Prospectus dated July 29, 2005
        AIM Opportunities II Fund -- Class A, B and C                      as supplemented December 8, 2005, December 23, 2005,
       AIM Opportunities III Fund -- Class A, B and C                                March 31, 2006 and April 21, 2006
             Supplement dated May 8, 2006 to the
             Prospectuses dated February 28, 2006                                       AIM TREASURER'S SERIES TRUST
                as supplemented April 21, 2006
                                                                                    Premier Portfolio -- Investor Class
                       AIM STOCK FUNDS                                         Premier Tax-Exempt Portfolio -- Investor Class
                                                                         Premier U.S. Government Money Portfolio -- Investor Class
      AIM Dynamics Fund -- Class A, B, C, R and Investor                            Supplement dated May 8, 2006 to the
             Supplement dated May 8, 2006 to the                                     Prospectus dated December 20, 2005
             Prospectus dated October 25, 2005 as                                      as supplemented April 21, 2006
       supplemented December 8, 2005 and April 21, 2006

           AIM S&P 500 Index Fund -- Investor Class
             Supplement dated May 8, 2006 to the
              Prospectus dated October 25, 2005
              as supplemented December 8, 2005,
             January 31, 2006 and April 21, 2006

Reference is made to the "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- Permitted Exchanges" section of the above referenced prospectuses.

Class B1 Shares of AIM Floating Rate Fund may be exchanged for Class A, Class A3, Investor Class or AIM Cash Reserve Shares. Exceptions are: (1) Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are currently closed to new investors and (2) Investor Class Shares are currently offered to new investors only on a limited basis (see "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- Grandfathered Investors" section of the above referenced prospectuses). You will not pay a sales charge, contingent deferred sales charge or other sales charge when exchanging such Class B1 shares.

Class B1 Shares of AIM Floating Rate Fund may not be exchanged for Class B, Class C, Class P, Class R or Institutional Class Shares.


                                       2